united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-231128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Philip Santopadre, Centerstone Investors, LLC

135 5th Avenue, New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-503-5789

Date of fiscal year end: 3/31

Date of reporting period: 12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016
Shares	Security	Market Value

	COMMON STOCK - 59.66%
	CANADA - 2.61%
18,260	TransCanada Corp.	$ 823,342
16,066	Metro, Inc.	480,550
		1,303,892
	CHILE - 0.99%
23,606	Cia Cervecerias Unidas SA-ADR	495,254

	DENMARK - 2.83%
43,990	Matas A/S	601,067
22,231	Topdanmark A/S *	564,392
7,371	ISS A/S	248,814
		1,414,273
	FINLAND - 0.87%
21,863	Tikkurila Oyj	432,895

	FRANCE - 8.69%
14,489	Schneider Electric SE	1,008,300
8,886	Air Liquide SA	988,234
8,193	Danone SA	519,187
2,709	LVMH Moet Hennessy Louis Vuitton SE	517,286
59,230	Havas SA	498,788
3,720	Sodexo SA	427,612
3,784	Eiffage SA	263,889
2,034	Valeo SA	116,925
		4,340,221
	GERMANY - 2.07%
8,639	Fraport AG Frankfurt Airport Services Worldwide	510,801
4,796	Hornbach Holding AG & Co. KGaA	316,542
5,109	Hornbach Baumarkt AG	148,809
3,189	Hamburger Hafen und Logistik AG	59,417
		1,035,569
	HONG KONG - 1.66%
50,100	Hongkong Land Holdings Ltd.	317,133
214,649	Mandarin Oriental International Ltd.	273,677
57,900	Hysan Development Co. Ltd.	239,306
		830,116
	INDONESIA - 0.28%
124,292	Indocement Tunggal Prakarsa Tbk PT	142,074

	ITALY - 0.25%
7,697	Interpump Group SpA	125,990

	JAPAN - 4.20%
33,151	Nagaileben Co. Ltd.	723,578
32,758	Ichiyoshi Securities Co. Ltd.	251,413
1,589	Shimano, Inc.	249,346
9,373	Aica Kogyo Co. Ltd.	247,407
14,830	Sekisui Jushi Corp.	234,235
10,275	Mitsubishi Estate Co. Ltd.	204,621
1,089	FANUC Corp.	184,629
		2,095,229
	MEXICO - 0.84%
71,267	Grupo Televisa SAB	297,243
8,079	Fresnillo PLC	121,570
		418,813
	PERU - 0.19%
2,989	Southern Copper Corp.	95,469

	SINGAPORE - 1.69%
297,466	ComfortDelGro Corp. Ltd.	507,365
52,869	Oversea-Chinese Banking Corp. Ltd.	325,651
		833,016
	SWEDEN - 3.69%
35,576	Loomis AB	1,058,619
25,791	ICA Gruppen AB	786,701
		1,845,320

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares	Security	Market Value

	COMMON STOCK - 59.66% (continued)
	SWITZERLAND - 4.98%
1,924	Swatch Group AG	$ 598,380
8,383	Cie Financiere Richemont SA	555,272
6,788	Novartis AG	493,951
6,580	Nestle SA	472,031
1,603	Roche Holding AG	366,157
		2,485,791
	THAILAND - 2.25%
65,243	Siam City Cement PCL (NVDR)	495,556
65,350	Bangkok Bank PCL (NVDR)	291,069
48,900	Bangkok Bank PCL	220,532
202,400	Thai Beverage PCL	118,800
		1,125,957
	UNITED KINGDOM - 1.83%
97,296	Rotork PLC	289,217
9,626	Spectris PLC	274,393
8,716	Weir Group PLC	203,016
13,750	Berendsen PLC	147,511
		914,137
	UNITED STATES - 19.74%
15,117	Colgate-Palmolive Co.	989,256
5,085	3M Co.	908,028
9,817	CVS Health Corp.	774,659
11,725	Sonoco Products, Co.	617,907
10,714	Emerson Electric, Co.	597,305
6,649	Omnicom Group, Inc.	565,896
7,672	Wal-Mart Stores, Inc.	530,289
4,297	McDonald's Corp.	523,031
7,051	Target Corp.	509,294
6,223	EnerSys	486,016
14,526	Mosaic, Co.	426,048
1,754	WW Grainger, Inc.	407,367
4,620	Procter & Gamble, Co.	388,450
3,812	Scotts Miracle-Gro Co.	364,237
2,050	Snap-on, Inc.	351,104
3,159	United Technologies Corp.	346,290
5,370	CarMax, Inc. *	345,774
5,088	DaVita, Inc. *	326,650
2,983	TJX Cos., Inc.	224,113
2,587	Comcast Corp.	178,632
		9,860,346
	TOTAL COMMON STOCK (Cost - $29,263,920)	29,794,362

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Principal	Security	Coupon	Maturity	Market Value

	BONDS & NOTES - 13.22%
	LUXEMBOURG - 0.20%
$ 100,000	Actavis Funding SCS	2.35%	3/12/2018	$ 100,578

	NETHERLANDS - 0.87%
413,000	LyondellBasell Industries NV	5.00%	4/15/2019	436,397

	UNITED KINGDOM - 0.58%
276,000	Vodafone Group PLC	4.63%	7/15/2018	286,960

	UNITED STATES - 11.57%
692,000	Men's Wearhouse, Inc.	7.00%	7/1/2022	678,160
550,000	PHI, Inc.	5.25%	3/15/2019	517,000
500,000	Talen Energy Supply LLC	6.50%	5/1/2018	516,250
500,000	Wells Fargo & Co.	1.57%	1/30/2020	499,755
439,000	Bank of America Corp.	5.65%	5/1/2018	459,968
420,000	Kindred Healthcare, Inc.	8.00%	1/15/2020	417,900
350,000	Clear Channel Worldwide Holdings, Inc.	7.63%	3/15/2020	349,779
312,000	Ford Motor Credit Co. LLC	2.55%	10/5/2018	313,755
300,000	Mondelez International, Inc.	1.41%	2/1/2019	299,983
300,000	National Oilwell Varco, Inc.	1.35%	12/1/2017	298,831
250,000	Synchrony Financial	2.60%	1/15/2019	251,264
245,000	Verizon Communications, Inc.	2.71%	9/14/2018	250,469
250,000	United Technologies Corp.	1.78%	5/4/2018	250,054
200,000	Anthem, Inc.	7.00%	2/15/2019	219,207
146,000	Wells Fargo & Co.	2.28%	3/4/2021	149,134
140,000	HRG Group, Inc.	7.88%	7/15/2019	145,950
80,000	Spectra Energy Partners LP	2.95%	9/25/2018	81,263
75,000	Qwest Corp.	6.50%	6/1/2017	76,365
				5,775,087

	TOTAL BONDS & NOTES (Cost - $6,580,367)			6,599,022

Shares
	COMMODITY - 2.61%
11,886	SPDR Gold Shares *			1,302,824

	TOTAL COMMODITY (Cost - $1,421,461)			1,302,824

	REAL ESTATE INVESTMENT TRUSTS - 1.37%
44,974	Monmouth Real Estate Investment Corp.			685,404

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $573,973)			685,404

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Principal	Security	Coupon	Maturity	Market Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.77%
	U.S. TREASURY NOTES - 1.77%
$ 885,000	United States Treasury Note	0.75%	4/30/2018	$ 882,096

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $884,893)			882,096

	SHORT-TERM INVESTMENTS - 21.98%
	U.S. TREASURY BILL - 13.21%
4,400,000	United States Treasury Bill	0.00%	2/9/2017	4,397,800
2,200,000	United States Treasury Bill	0.00%	3/9/2017	2,198,013
				6,595,813
Shares
	MONEY MARKET FUND - 8.77%
4,381,273	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.33% ^			4,381,273

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,977,086)			10,977,086

	TOTAL INVESTMENTS - 100.61% (Cost - $49,701,700) (a)			$ 50,240,794
	LIABILITIES LESS OTHER ASSETS - (0.61) %			(304,691)
	NET ASSETS - 100.00%			$ 49,936,103

ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt
* Non-income producing security
^ Interest rate reflects seven-day effective yield on December 31, 2016
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $49,701,700 and differs from market value by net unrealized appreciation of:
		Gross unrealized appreciation:		$ 1,378,888
		Gross unrealized depreciation:		(839,794)
		Net unrealized appreciation:		$ 539,094

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

As of December 31, 2016 the following Forward Currency Exchange Contracts were open:

Forward Currency Contracts
						Unrealized
	Settlement		Local Currency Amount	U.S. $	U.S. $	Appreciation/
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at December 31, 2016	(Depreciation) *
To Buy:
British Pound	1/4/2017	State Street Bank	68,281	$ 83,860	$ 84,157	$ 297
Canadian Dollar	1/4/2017	State Street Bank	85,753	63,392	63,871	479
Danish Krone	2/21/2017	State Street Bank	1,825,000	259,598	259,142	(456)
Euro	2/21/2017	State Street Bank	825,000	873,646	870,692	(2,954)
Hong Kong Dollar	1/4/2017	State Street Bank	32,101	4,140	4,140	-
Indonesian Rupiah	1/3/2017	State Street Bank	39,752,436	2,953	2,949	(4)
Japanese Yen	1/6/2017	State Street Bank	14,596,450	124,633	124,926	293
Mexican Peso	1/3/2017	State Street Bank	172,893	8,360	8,336	(24)
Singapore Dollar	1/5/2017	State Street Bank	68,241	47,130	47,122	(8)
Swedish Krona	5/16/2017	State Street Bank	2,600,000	282,143	287,635	5,492
Swiss Franc	1/3/2017	State Street Bank	70,521	68,824	69,269	445
Thailand Baht	1/6/2017	State Street Bank	1,768,729	49,335	49,389	54
				$ 1,868,014	$ 1,871,628	$ 3,614

To Sell:
British Pound	5/16/2017	State Street Bank	62,400	$ 77,963	$ 77,168	$ 795
Canadian Dollar	5/16/2017	State Street Bank	380,000	282,511	283,495	(984)
Chilean Peso	3/20/2017	State Street Bank	140,000,000	209,426	207,864	1,562
Danish Krone	2/21/2017	State Street Bank	4,700,000	707,934	667,379	40,555
Euro	2/21/2017	State Street Bank	2,350,000	2,647,408	2,480,153	167,255
Japanese Yen	2/21/2017	State Street Bank	62,500,000	618,736	536,160	82,576
Singapore Dollar	2/21/2017	State Street Bank	350,000	260,204	241,614	18,590
Swedish Krona	5/16/2017	State Street Bank	7,000,000	769,083	774,403	(5,320)
Swiss Franc	5/16/2017	State Street Bank	540,000	544,701	534,946	9,755
				$ 6,117,966	$ 5,803,182	$ 314,784

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of December 31, 2016.

Sector Allocation (based on total value of investments as of December 31, 2016)
Industrials					16.79%
Consumer Discretionary					15.18%
Consumer Staples					11.95%
Materials					8.20%
Financials					6.00%
Health Care					5.07%
Energy					3.42%
Real Estate					2.88%
Telecommunication Services					1.22%
Information Technology					0.55%
Gold					2.59%
Treasury Notes					4.30%
Short-Term Investments					21.85%
Total					100.00%

Percentages may differ from Portfolio of Investments which are based on Fund net assets.

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016
Shares	Security	Market Value

	COMMON STOCK - 68.73%
	CANADA - 4.36%
19,033	TransCanada Corp.	$ 858,197
19,457	Metro, Inc.	581,978
		1,440,175
	CHILE - 1.42%
22,307	Cia Cervecerias Unidas SA-ADR	468,001

	DENMARK - 3.93%
21,100	Topdanmark A/S *	535,679
34,837	Matas A/S	476,003
8,472	ISS A/S	285,979
		1,297,661
	FINLAND - 1.70%
28,368	Tikkurila Oyj	561,696

	FRANCE - 15.57%
17,547	Schneider Electric SE	1,221,108
10,521	Air Liquide SA	1,170,067
10,154	Danone SA	643,454
3,294	LVMH Moet Hennessy Louis Vuitton SE	628,992
4,603	Sodexo SA	529,112
58,355	Havas SA	491,419
4,534	Eiffage SA	316,193
2,398	Valeo SA	137,850
		5,138,195
	GERMANY - 3.11%
8,220	Fraport AG Frankfurt Airport Services Worldwide	486,027
4,685	Hornbach Holding AG & Co. KGaA	309,216
5,266	Hornbach Baumarkt AG	153,382
4,112	Hamburger Hafen und Logistik AG	76,614
		1,025,239
	HONG KONG - 2.62%
50,250	Hongkong Land Holdings Ltd.	318,082
72,900	Hysan Development Co. Ltd.	301,302
191,851	Mandarin Oriental International Ltd.	244,610
		863,994
	INDONESIA - 0.52%
151,283	Indocement Tunggal Prakarsa Tbk PT	172,927

	ITALY - 0.42%
8,408	Interpump Group SpA	137,628

	JAPAN - 6.96%
42,924	Nagaileben Co. Ltd.	936,891
11,042	Aica Kogyo Co. Ltd.	291,462
1,601	Shimano, Inc.	251,229
14,020	Sekisui Jushi Corp.	221,441
27,242	Ichiyoshi Securities Co. Ltd.	209,079
9,925	Mitsubishi Estate Co. Ltd.	197,651
1,121	FANUC Corp.	190,054
		2,297,807
	MEXICO - 1.40%
82,472	Grupo Televisa SAB	343,977
7,943	Fresnillo PLC	119,523
		463,500
	PERU - 0.35%
3,666	Southern Copper Corp.	117,092

	SINGAPORE - 2.92%
328,634	ComfortDelGro Corp. Ltd.	560,526
65,301	Oversea-Chinese Banking Corp. Ltd.	402,227
		962,753
	SWEDEN - 6.57%
40,487	Loomis AB	1,204,753
31,603	ICA Gruppen AB	963,984
		2,168,737

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Shares	Security	Market Value
	COMMON STOCK - 68.73% (continued)
	SWITZERLAND - 9.39%
2,252	Swatch Group AG	$ 700,391
10,303	Cie Financiere Richemont SA	682,449
8,674	Novartis AG	631,193
8,649	Nestle SA	620,455
2,031	Roche Holding AG	463,921
		3,098,409
	THAILAND - 3.16%
56,557	Siam City Cement PCL (NVDR)	429,581
61,600	Bangkok Bank PCL	277,807
49,450	Bangkok Bank PCL (NVDR)	220,250
195,000	Thai Beverage PCL	114,456
		1,042,094
	UNITED KINGDOM - 2.86%
109,135	Rotork PLC	324,409
10,120	Spectris PLC	288,475
7,856	Weir Group PLC	182,985
13,750	Berendsen PLC	147,511
		943,380
	UNITED STATES - 1.47%
16,553	Mosaic Co.	485,499

	TOTAL COMMON STOCK (Cost - $22,481,143)	22,684,787

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
Principal	Security	Coupon	Maturity	Market Value
	BONDS & NOTES - 0.39%
	UNITED KINGDOM - 0.39%
$ 124,000	Vodafone Group PLC	4.63%	7/15/2018	$ 128,924

	TOTAL BONDS & NOTES (Cost - $129,974)			128,924

Shares
	COMMODITY - 2.64%
7,943	SPDR Gold Shares *			870,632

	TOTAL COMMODITY (Cost - $917,746)			870,632

Principal
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.05%
	U.S. TREASURY NOTES - 4.05%
$ 1,340,000	United States Treasury Note	0.75%	4/30/2018	1,335,604

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,339,096)			1,335,604

	SHORT-TERM INVESTMENTS - 24.59%
	U.S. TREASURY BILL - 17.55%
3,000,000	United States Treasury Bill	0.00%	3/23/2017	2,996,657
1,800,000	United States Treasury Bill	0.00%	2/9/2017	1,799,084
1,000,000	United States Treasury Bill	0.00%	3/9/2017	999,097
				5,794,838
Shares
	MONEY MARKET FUND - 7.04%
2,323,570	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.33% ^			2,323,570

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,118,409)			8,118,408

	TOTAL INVESTMENTS - 100.40% (Cost - $32,986,368) (a)			$ 33,138,355
	LIABILITIES LESS OTHER ASSETS - (0.40) %			(130,961)
	NET ASSETS - 100.00%			$ 33,007,394

ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt
* Non-income producing security
^ Interest rate reflects seven-day effective yield on December 31, 2016
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,986,368 and differs from market value by net unrealized appreciation of:
		Gross unrealized appreciation:		$ 609,613
		Gross unrealized depreciation:		(457,626)
		Net unrealized appreciation:		$ 151,987

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

As of December 31, 2016 the following Forward Currency Exchange Contracts were open:

Forward Currency Contracts
						Unrealized
	Settlement		Local Currency Amount	U.S. $	U.S. $	Appreciation/
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at December 31, 2016	(Depreciation) *
To Buy:
British Pound	1/4/2017	State Street Bank	48,229	$ 59,299	$ 59,443	$ 144
Danish Krone	2/21/2017	State Street Bank	925,000	130,999	131,346	347
Euro	2/21/2017	State Street Bank	450,000	474,766	474,923	157
Japanese Yen	1/5/2017	State Street Bank	35,259,683	301,274	301,768	494
Swedish Krona	5/16/2017	State Street Bank	1,400,000	151,273	154,881	3,608
				$ 1,117,611	$ 1,122,361	$ 4,750

To Sell:
British Pound	5/16/2017	State Street Bank	105,330	$ 131,154	$ 130,259	$ 895
Canadian Dollar	5/16/2017	State Street Bank	499,930	372,395	372,968	(573)
Chilean Peso	3/20/2017	State Street Bank	150,000,000	223,095	222,711	384
Danish Krone	2/21/2017	State Street Bank	3,800,000	564,588	539,583	25,005
Euro	2/21/2017	State Street Bank	2,350,000	2,591,668	2,480,153	111,515
Japanese Yen	2/21/2017	State Street Bank	75,000,000	702,912	643,392	59,520
Singapore Dollar	2/21/2017	State Street Bank	300,000	223,032	207,098	15,934
Swedish Krona	5/16/2017	State Street Bank	7,050,000	773,417	779,934	(6,517)
Swiss Franc	5/16/2017	State Street Bank	809,400	806,309	801,824	4,485
				$ 6,388,570	$ 6,177,922	$ 210,648

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of December 31, 2016.

Sector Allocation (based on total value of investments as of December 31, 2016)
Industrials					17.04%
Consumer Discretionary					14.93%
Consumer Staples					10.24%
Materials					9.22%
Health Care					6.13%
Financials					4.96%
Energy					2.59%
Real Estate					2.47%
Information Technology					0.87%
Telecommunication Services					0.39%
Gold					2.63%
Treasury Notes					4.03%
Short-Term Investments					24.50%
Total					100.00%

Percentages may differ from Portfolio of Investments which are based on Fund net assets.

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Note 1 - Organization and Significant Accounting Policies

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) is each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the U.S. market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-U.S.) markets.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available, then securities may be valued at fair value as determined by the Board (or its delegate). Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current bid price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent. The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into U.S. dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price at 4:00 p.m. Eastern Time (“ET”). Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. ET. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in a Fund’s NAV. However, Funds may determine that such developments are significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of 4:00 p.m. ET. Effective September 13, 2016, the Funds began using fair value prices as provided by an independent pricing vendor for those securities traded on a foreign exchange.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Fair Valuation Process - If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee (the “Committee”) in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

As noted, the Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; (v) restricted securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the Committee may determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Funds' assets and liabilities carried at fair value:

Centerstone Investors Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 29,794,362	$ -	$ -	$ 29,794,362
Bonds & Notes	-	6,599,022	-	6,599,022
Commodity	1,302,824	-	-	1,302,824
Real Estate Investment Trusts	685,404	-	-	685,404
U.S. Government & Agency Obligations	-	882,096	-	882,096
Short-Term Investments	4,381,273	6,595,813	-	10,977,086
Forward Currency Contracts *	-	327,504	-	327,504
Total	$ 36,163,863	$ 14,404,435	$ -	$ 50,568,298
Liabilities - Derivatives
Forward Currency Contracts *	$ -	$ 9,106	$ -	$ 9,106

Centerstone International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 22,684,787	$ -	$ -	$ 22,684,787
Bonds & Notes	-	128,924	-	128,924
Commodity	870,632	-	-	870,632
U.S. Government & Agency Obligations	-	1,335,604	-	1,335,604
Short-Term Investments	2,323,570	5,794,838	-	8,118,408
Forward Currency Contracts *	-	221,850	-	221,850
Total	$ 25,878,989	$ 7,481,216	$ -	$ 33,360,205
Liabilities - Derivatives
Forward Currency Contracts *	$ -	$ 6,452	$ -	$ 6,452

* Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the period.
It is the Funds' policy to recognize transfers into or out of any Level at the end of the reporting period.

Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

Forward Currency Contracts - As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

The notional value of the derivative instruments outstanding as of December 31, 2016, as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Funds.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centerstone Investors Trust

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 2/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 2/28/17

By

/s/ Philip Santopadre

Philip Santopadre, Principal Financial Officer/Treasurer

Date 2/28/17